Condensed Financial Information of the Parent Company (Details) - Schedule of balance sheet (Parentheticals) - Parent Company [Member] - $ / shares	Mar. 31, 2023	Mar. 31, 2022
Schedule of Balance Sheet [Abstract]
Preferred share, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred share, shares authorized	10,000,000	10,000,000
Preferred share, shares issued	0	0
Preferred share, shares outstanding	0	0
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	140,000,000	140,000,000
Ordinary shares, shares issued	13,567,793	8,267,793
Ordinary shares, shares outstanding	13,567,793	8,267,793